Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2014
Receivables [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]
22.	Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of year	Expense / (Reversal)	Bad debts written off	Effect of exchange rate changes	Balance at end of year
	US$	US$	US$	US$	US$
Fiscal 2014	876,300	190,493	(420,018)	(28,721)	618,054
Fiscal 2013	3,200,434	(48,580)	(2,106,011)	(169,543)	876,300
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434